Intangible Asset - Purchased Software, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset - Purchased Software, Net

NOTE 5: INTANGIBLE ASSET – PURCHASED SOFTWARE, NET

Intangible asset – Purchased Software, net, is comprised of the following at:

	March 31,	June 30,
	2020	2019
Purchased software	$2,817,396	$3,025,801
Less: accumulated amortization	(700,387)	-
Purchased software, net	$2,117,009	$3,025,801

Intangible asset – Purchased Software consists of the following two software technologies:

Alpha Predictions purchased software	$2,697,668
Travel Buddhi purchased software	119,728
Total purchased software	$2,817,396

The Alpha Predictions purchased software was acquired as further described in Note 4. The Travel Buddhi purchased software was acquired on February 15, 2019, for $115,281 and included all rights, software, and code of the technology platform. During the fiscal year ended June 30, 2019, $55,000 of the Travel Buddhi purchase price was paid and $60,281 remains outstanding. At March 31, 2020, the Travel Buddhi technology platform has not been placed in service, but is expected to be during the first quarter of fiscal year 2021.

Purchased software costs are amortized on a straight-line basis over three years. Amortization of purchased software costs is included in general and administration expenses within the consolidated statements of operations.

For the three and nine months ended March 31, 2020, amortization expense was $216,109 and $700,387, respectively. There was no amortization expense related to purchased software for the three and nine months ended March 31, 2019.

Future amortization expense related to the existing net carrying amount of purchased software at March 31, 2020 is expected to be as follows:

Remainder of fiscal year 2020	$221,920
Fiscal year 2021	927,590
Fiscal year 2022	927,590
Fiscal year 2023	39,909
$2,117,009

NOTE 6: INTANGIBLE ASSET – PURCHASED SOFTWARE, NET

Intangible asset – Purchased Software, net, is comprised of the following at:

	June 30,
	2019	2018
Purchased software	$3,025,801	$-
Less: accumulated amortization	-	-
Purchased software, net	$3,025,801	$-

Intangible asset – Purchased Software consists of the following two developed software technologies:

Alpha Predictions purchased software	$2,905,668
Travel Buddhi purchased software	120,133
Total purchased software	$3,025,801

The Alpha Predictions developed software was acquired as further described in Note 5. The Travel Buddhi developed software was acquired on February 15, 2019, for $115,281 and included all rights, software, and code of the technology platform. During the fiscal year ended June 30, 2019, $55,000 of the Travel Buddhi purchase price was paid and $60,281 remained outstanding. At June 30, 2019, the Travel Buddhi technology platform has not been placed in service, but is expected to be during fiscal year 2020.

Developed software costs are amortized on a straight-line basis over three years. Amortization of developed software costs is included in depreciation and amortization within the consolidated statements of operations.

There was no amortization expense related to purchased software for the fiscal years ended June 30, 2019 and 2018.

Future amortization expense related to the existing net carrying amount of developed software at June 30, 2019 is expected to be as follows:

Fiscal year 2020	$1,008,600
Fiscal year 2021	1,008,600
Fiscal year 2022	1,008,601
$3,025,801